Basis of Presentation and Significant Accounting Policies (Schedule of Consolidated Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Consolidated net income	¥ 95,943	¥ 139,347	¥ 266,397
Increase in accrued expenses	(16,413)	9,738	3,041
Deferred income taxes	¥ (15,542)	(6,523)	(12,004)
Restatement Adjustment
Condensed Cash Flow Statements, Captions [Line Items]
Consolidated net income		139,347	266,397
Increase in accrued expenses		9,738	3,041
Deferred income taxes		(6,523)	(12,004)
Previously Reported
Condensed Cash Flow Statements, Captions [Line Items]
Consolidated net income		139,517	266,742
Increase in accrued expenses		9,491	2,541
Deferred income taxes		¥ (6,446)	¥ (11,849)